WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	March 31, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 81.3% (a)
Communications - 12.4%
Activision Blizzard, Inc.	3,731	$346,983
Alphabet, Inc. - Class A (b)	2,149	4,432,356
Alphabet, Inc. - Class C (b)	4,085	8,450,354
Booking Holdings, Inc. (b)	275	640,706
Electronic Arts, Inc.	339	45,890
Facebook, Inc. - Class A (b)	34,099	10,043,178
Godaddy, Inc. - Class A (b)	4,063	315,370
Match Group, Inc. (b)	412	56,601
Netflix, Inc. (b)	2,096	1,093,399
Nexstar Media Group, Inc. - Class A	1,960	275,243
Pinterest, Inc. - Class A (b)	20,150	1,491,705
Roku, Inc. (b)	249	81,117
Snap, Inc. (b)	8,211	429,353
Take-Two Interactive Software, Inc. (b)	1,782	314,879
The Trade Desk, Inc. - Class A (b)	41	26,718
The Walt Disney Co. (b)	15,528	2,865,227
T-Mobile Us, Inc. (b)	7,162	897,327
Uber Technologies, Inc. (b)	9,467	516,046
Zillow Group, Inc. (b)	710	92,044
		32,414,496
Consumer Discretionary - 13.5%
Alibaba Group Holding Ltd. - ADR (b)	14,923	3,383,492
Amazon.Com, Inc. (b)	5,007	15,492,059
Autozone, Inc. (b)	37	51,959
Borgwarner, Inc.	4,709	218,309
Carvana Co (b)	3,143	824,723
Draftkings, Inc. - Class A (b)	12,423	761,903
Ebay, Inc.	7,151	437,927
Etsy, Inc. (b)	415	83,693
Las Vegas Sands Corp.	4,548	276,336
Leslie'S, Inc. (b)	2,106	51,576
Lithia Motors, Inc. - Class A	703	274,233
Live Nation Entertainment, Inc. (b)	7,681	650,197
Lowe's Cos, Inc.	3,712	705,948
Mattel, Inc. (b)	1,509	30,059
Mercadolibre, Inc. (b)	102	150,158
Mgm Resorts International	13,349	507,129
Nike, Inc. - Class B	9,634	1,280,262
O'Reilly Automotive, Inc. (b)	810	410,872
Peloton Interactive, Inc. (b)	286	32,158
Pool Corp.	1,779	614,182
Ross Stores, Inc.	660	79,141
Starbucks Corp.	37,519	4,099,701
Tempur Sealy International, Inc.	1,687	61,677
Tesla, Inc. (b)	3,464	2,313,710
The Home Depot, Inc.	2,332	711,843
The Tjx Cos, Inc.	1,071	70,847
Tractor Supply Co	743	131,570
Williams-Sonoma, Inc.	173	31,002
Yum China Holdings, Inc.	11,500	680,915
Yum! Brands, Inc.	8,534	923,208
		35,340,789
Consumer Staples - 3.0%
Altria Group, Inc.	2,335	119,458
Church & Dwight Co., Inc.	217	18,955
Colgate-Palmolive Co.	12,704	1,001,456
Costco Wholesale Corp.	1,223	431,083
Dollar General Corp.	2,106	426,718
Dollar Tree, Inc. (b)	3,889	445,135
Herbalife Nutrition Ltd. (b)	1,491	66,141
Monster BeverAGe Corp. (b)	32,801	2,987,843
Sprouts Farmers Market, Inc. (b)	10,695	284,701
Sysco Corp.	1,383	108,897
Target Corp.	611	121,021
The Coca-Cola Co.	3,170	167,091
The Hershey Co.	136	21,510
The Procter & Gamble Co.	2,336	316,364
Us Foods Holding Corp. (b)	34,092	1,299,587
		7,815,960
Energy - 0.5%
Cheniere Energy, Inc. (b)	532	38,309
Enphase Energy, Inc. (b)	336	54,486
Equitrans Midstream Corp.	9,105	74,297
Schlumberger NV	41,853	1,137,983
		1,305,075
Financials - 1.8%
Aon PLC - Class A	1,026	236,093
Cboe Global Markets, Inc.	1,536	151,588
Cme Group, Inc.	4,031	823,251
Lincoln National Corp.	2,609	162,462
Marsh & Mclennan Cos, Inc.	1,207	147,013
Morgan Stanley	9,731	755,709
Sei INVestments Co.	18,318	1,116,116
Signature Bank	3,477	786,150
Slm Corp.	13,364	240,151
Virtu Financial, Inc. - Class A	8,724	270,880
		4,689,413
Health Care - 8.3%
Abbott Laboratories	2,623	314,340
Abbvie, Inc.	4,356	471,406
Abiomed, Inc. (b)	74	23,586
Align Technology, Inc. (b)	1,579	855,076
Amgen, Inc.	958	238,360
Anthem, Inc.	1,210	434,330
Avantor, Inc. (b)	1,669	48,284
Cardinal Health, Inc.	1,580	95,985
Centene Corp. (b)	2,142	136,895
Cigna Corp.	479	115,793
Danaher Corp.	7,605	1,711,733
Dexcom, Inc. (b)	1,449	520,756
Eli Lilly And Co	1,105	206,436
Guardant Health, Inc. (b)	1,447	220,885
Hca Healthcare, Inc.	1,209	227,703
Hologic, Inc. (b)	4,157	309,198
Humana, Inc.	1,060	444,405
Idexx Laboratories, Inc. (b)	411	201,106
Illumina, Inc. (b)	4,753	1,825,437
Intuitive Surgical, Inc. (b)	1,155	853,476
Johnson & Johnson	1,217	200,014
Mckesson Corp.	2,672	521,147
Medtronic PLC	13,059	1,542,660
Merck & Co., Inc.	3,609	278,218
Moderna, Inc. (b)	944	123,617
Molina Healthcare, Inc. (b)	774	180,930
Neurocrine Biosciences, Inc. (b)	779	75,758
Novartis AG - ADR	27,415	2,343,434
Novo Nordisk A/S - ADR	8,664	584,127
Quidel Corp. (b)	1,211	154,923
Regeneron Pharmaceuticals, Inc. (b)	3,980	1,883,097
Repligen Corp. (b)	127	24,690
Resmed, Inc.	1,532	297,239
Roche Holding AG - ADR	41,936	1,700,924
Royalty Pharma PLC - Class A (c)	4,504	196,465
Thermo Fisher Scientific, Inc.	875	399,333
Unitedhealth Group, Inc.	4,720	1,756,170
Vertex Pharmaceuticals, Inc. (b)	808	173,631
Waters Corp. (b)	642	182,437
		21,874,004
Industrials - 5.8%
3M Co	150	28,902
Boeing Co/The	15,261	3,887,282
Cintas Corp.	1,920	655,315
Deere & Co.	10,104	3,780,310
Eaton Corp. PLC	6,629	916,658
Expeditors International Of Washington, Inc.	20,833	2,243,506
Illinois Tool Works, Inc.	1,019	225,729
Landstar System, Inc.	397	65,529
Lockheed Martin Corp.	876	323,682
Old Dominion Freight Line, Inc.	1,473	354,124
Transdigm Group, Inc. (b)	2,970	1,746,122
Union Pacific Corp.	3,165	697,598
United Parcel Service, Inc. - Class B	1,223	207,898
Xpo Logistics, Inc. (b)	513	63,253
		15,195,908
Materials - 0.6%
Air Products And Chemicals, Inc.	428	120,413
Amcor PLC	22,082	257,918
Avery Dennison Corp.	169	31,037
Berry Global Group, Inc. (b)	958	58,821
Crown Holdings, Inc.	2,288	222,027
EAGle Materials, Inc.	1,565	210,352
The Sherwin-Williams Co.	817	602,954
		1,503,522
Real Estate - 0.0% (d)
Simon Property Group, Inc.	262	29,808
Technology - 35.4%
Accenture PLC - Class A	2,641	729,576
Adobe, Inc. (b)	8,183	3,889,953
Advanced Micro Devices, Inc. (b)	13,777	1,081,494
Anaplan, Inc. (b)	721	38,826
Apple, Inc.	94,032	11,486,009
Applied Materials, Inc.	33,577	4,485,887
Arista Networks, Inc. (b)	432	130,416
Aspen Technology, Inc. (b)	879	126,866
Atlassian Corp. PLC - Class A (b)	215	45,313
Autodesk, Inc. (b)	13,380	3,708,267
Automatic Data Processing, Inc.	2,907	547,882
Bill.Com Holdings, Inc. (b)	296	43,068
Booz Allen Hamilton Holding Corp.	5,500	442,915
Broadcom, Inc.	108	50,075
Cdw Corp.	985	163,264
Cerner Corp.	15,012	1,079,062
Cisco Systems, Inc./Delaware	26,955	1,393,843
Cognizant Technology Solutions Corp.	1,574	122,961
Coupa Software, Inc. (c)(b)	280	71,254
Crowdstrike Holdings, Inc. (b)	276	50,373
Datadog, Inc. - Class A (b)	297	24,752
Dropbox, Inc. - Class A (b)	5,342	142,418
Dynatrace, Inc. (b)	6,007	289,778
Elastic NV (b)	293	32,582
Factset Research Systems, Inc.	3,244	1,001,066
Fair Isaac Corp. (b)	444	215,806
Fidelity National Information Services, Inc.	1,198	168,451
Fiserv, Inc. (b)	12,873	1,532,402
Five9, Inc. (b)	2,822	441,163
Fortinet, Inc. (b)	3,073	566,723
Gartner, Inc. (b)	1,818	331,876
Genpact Ltd.	8,957	383,539
Hubspot, Inc. (b)	265	120,366
Intuit, Inc.	3,412	1,307,001
Jabil, Inc.	6,718	350,411
Kla Corp.	819	270,598
Lam Research Corp.	630	375,001
Mastercard, Inc.	3,534	1,258,281
Microsoft Corp.	73,480	17,324,380
Monolithic Power Systems, Inc.	524	185,082
Msci, Inc.	100	41,928
Netapp, Inc.	2,907	211,252
NVidia Corp.	11,151	5,953,853
Nxp Semiconductors NV	4,215	848,648
Oracle Corp.	45,598	3,199,612
Paypal Holdings, Inc. (b)	16,715	4,059,071
Qualcomm, Inc.	26,922	3,569,588
Ringcentral, Inc. - Class A (b)	2,170	646,400
S&P Global, Inc.	3,440	1,213,873
Salesforce.Com, Inc. (b)	19,277	4,084,218
Servicenow, Inc. (b)	741	370,581
Square, Inc. (b)	1,157	262,697
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,887	1,287,714
Teradata Corp. (b)	1,894	72,995
Teradyne, Inc.	1,449	176,314
Texas Instruments, Inc.	1,364	257,782
The Western Union Co.	9,246	228,006
Twilio, Inc. (b)	253	86,212
Universal Display Corp.	881	208,594
Visa, Inc. - Class A	40,967	8,673,943
Workday, Inc. - Class A (b)	4,693	1,165,882
Zoom Video Communications, Inc. (b)	793	254,783
Zscaler, Inc. (b)	127	21,802
		92,904,728
Total Common Stocks (Cost $106,546,947)		213,073,703

U.S. TREASURY OBLIGATIONS - 0.4%	Par Value
U.S. Treasury Notes - 0.4%
0.125%, due 03/31/23 (e)	$170,100	169,994
0.250%, due 03/15/24 (e)	578,100	576,564
0.250%, due 10/31/25 (e)	55,000	53,556
0.750%, due 03/31/26 (e)	103,000	102,099
1.125%, due 02/15/31 (c)(e)	97,000	91,650
Total U.S. Treasury Obligations (Cost $996,964)		993,863

AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.1%
Federal Home Loan Mortgage Corp. - 0.0% (d)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-123, 0.775%, due 12/25/30 (e)(f)	1,399,702	89,247

Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.690%, due 03/25/30 (e)(f)	459,985	60,036
Series K-1501, 0.403%, due 04/25/30 (e)(f)	2,597,819	72,871
Series K-110, 1.698%, due 04/25/30 (e)(f)	399,583	51,244
Series K-118, 0.962%, due 09/25/30 (e)(f)	999,178	77,549
		261,700
Total Agency Mortgage-Backed Obligations (Cost $343,987)		350,947

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.778%, due 09/17/53 (e)(f)	998,934	112,041
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.714%, due 08/15/53 (e)(f)	709,421	75,211
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $195,294)		187,252

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.2%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 0.828%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (e)(g)(h)	180,000	178,203
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 2.246%, due 10/15/37 (1 Month U.S. LIBOR + 2.140%) (e)(g)(h)	170,000	170,670
BHMS 2018-ATLS
Series 2018-ATLS, 1.356%, due 07/16/35 (1 Month U.S. LIBOR + 1.250%) (e)(g)(h)	211,000	210,868
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.906%, due 10/15/36 (1 Month U.S. LIBOR + 1.800%) (e)(g)(h)	169,292	169,186
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.506%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (e)(g)(h)	100,000	100,312
COMM 2015-PC1 Mortgage Trust
Series 2015-PC1, 4.325%, due 07/12/50 (e)(f)	350,000	374,123
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 1.739%, due 12/15/36 (1 Month U.S. LIBOR + 1.633%) (e)(g)(h)	100,000	99,000
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.200%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (e)(g)(h)	170,000	169,841
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (e)(g)	180,000	185,062
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (e)(g)	130,000	136,556
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series B, 5.425%, due 08/17/46 (e)(f)(g)	210,000	210,553
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (e)(f)(g)	121,715	122,100
JP MORGAN MORTGAGE TRUST 2018-5
Series 2018-5, 3.500%, due 10/25/48 (e)(f)(g)	264,061	268,168
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (e)(f)(g)	48,803	49,742
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (e)(f)(g)	13,679	13,885
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (e)(f)(g)	225,717	235,345
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (e)(f)(g)	236,068	241,510
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (e)(f)(g)	136,435	137,304
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.105%, due 07/17/45 (e)(f)	163,000	172,244
Manhattan West
Series C, 2.335%, due 09/12/39 (e)(f)(g)	180,000	178,979
Mello Warehouse Securitization Trust 2020-1
Series 2020-1, 1.259%, due 10/27/53 (1 Month U.S. LIBOR + 1.150%) (e)(g)(h)	100,000	100,765
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (e)(f)(g)	157,863	161,532
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 1.860%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (e)(g)(h)	350,000	350,219
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (e)(f)	127,806	128,100
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (e)(f)(g)	187,541	189,584
Sequoia Mortgage Trust 2018-8
Series 2018-8, 4.000%, due 11/25/48 (e)(f)(g)	201,616	205,959
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49 (e)(f)(g)	36,288	36,948
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (e)(f)(g)	200,000	197,215
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (e)(f)(g)	350,000	345,604
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (e)(f)(g)	152,684	154,228
UBS-Barclays Commercial Mortgage Trust 2012-C4
Series A-5, 2.850%, due 12/12/45 (e)	25,000	25,736
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (e)(f)(g)	295,106	300,206
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (e)(f)	180,000	191,891
Total Non-Agency Mortgage-Backed Obligations (Cost $5,834,466)		5,811,638

ASSET BACKED SECURITIES - 1.4%
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29 (e)	51,808	51,430
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (e)(g)	200,473	206,083
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (e)	200,000	202,112
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35 (e)	66,182	63,719
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (e)(g)	223,648	224,249
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (e)(g)	300,000	294,565
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (e)(g)	225,234	227,060
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (e)(g)	92,454	89,942
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (e)(g)	145,108	144,596
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (e)(g)	200,000	199,177
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (e)(g)	100,000	99,430
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (e)(g)	150,000	148,355
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (e)	100,000	100,320
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26 (e)	200,000	201,465
Sofi Consumer Loan Program 2018-1 Trust
Series B, 3.650%, due 02/25/27 (e)(g)	139,827	142,110
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (e)(g)	350,000	356,221
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.709%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (e)(g)(h)	145,623	145,700
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (e)(g)	184,621	190,304
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (e)(g)	225,000	231,164
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/30/51 (e)(g)	195,065	191,972
Volvo Financial Equipment LLC
Series A-4, 0.600%, due 03/15/28 (e)(g)	100,000	100,798
Total Asset-Backed Securities (Cost $3,628,996)		3,610,772

COLLATERALIZED LOAN OBLIGATIONS - 1.5%
Aimco CLO 11 Ltd.
1.525%, due 10/15/31 (3 Month U.S. LIBOR + 1.300%) (e)(g)(h)	400,000	400,436
Aimco CLO 11 Ltd.
Series LTD, 1.605%, due 10/15/31 (3 Month U.S. LIBOR + 1.380%) (e)(g)(h)	400,000	400,721
Benefit Street Partners CLO XIX Ltd.
Series A, 1.591%, due 01/18/33 (3 Month U.S. LIBOR + 1.350%) (e)(g)(h)	350,000	350,984
Benefit Street Partners 2021-23A A1
0.000%, due 04/25/34 (e)	250,000	250,000
CIFC Funding 2020-III Ltd.
Series 2020-3, 1.805%, due 10/20/31 (3 Month U.S. LIBOR + 1.600%) (e)(g)(h)	400,000	400,984
CIFC Funding 2021-I Ltd.
Series LTD, 1.246%, due 04/25/33 (3 Month U.S. LIBOR + 1.110%) (e)(g)(h)	250,000	250,026
Marble Point CLO XIV Ltd.
Series FLT, 1.504%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (e)(g)(h)	450,000	450,249
Octagon Investment Partners 32 Ltd.
0.000%, due 07/15/29 (3 Month U.S. LIBOR + 1.200%) (e)(g)(h)	250,000	250,000
Octagon Investment Partners 48 Ltd.
Series A, 1.732%, due 10/20/31 (3 Month U.S. LIBOR + 1.500%) (e)(g)(h)	400,000	400,827
OHA Credit Funding 4 Ltd.
Series A-1, 1.552%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (e)(g)(h)	400,000	400,792
Sound Point CLO XXVII Ltd.
Series 2020-27, 1.940%, due 10/27/31 (3 Month U.S. LIBOR + 1.700%) (e)(g)(h)	400,000	401,214
Total Collateralized Loan Obligations (Cost $3,947,962)		3,956,233

CORPORATE BONDS - 3.1%
Basic Materials - 0.1%
ECo.lab, Inc.
4.800%, due 03/24/30 (e)	61,000	72,437
Steel Dynamics, Inc.
1.650%, due 10/15/27 (e)	74,000	72,549
		144,986
Communications - 0.2%
AT&T, Inc.
2.750%, due 06/01/31 (e)	148,000	147,022
Booking Holdings, Inc.
4.500%, due 04/13/27 (e)	74,000	85,966
DisCo.very Co.mmunications LLC
3.950%, due 06/15/25 (e)	62,000	67,765
The Walt Disney Co.
2.200%, due 01/13/28 (e)	68,000	69,304
T-Mobile USA, Inc.
3.750%, due 04/15/27 (e)(g)	74,000	80,881
Verizon Co.mmunications, Inc.
3.376%, due 02/15/25 (e)	141,000	152,805
4.329%, due 09/21/28 (e)	74,000	84,576
		688,319
Consumer, Cyclical - 0.2%
American Honda Finance Corp.
1.200%, due 07/08/25 (e)	70,000	69,750
Nissan Motor Co. Ltd.
4.810%, due 09/17/30 (e)(g)	74,000	81,083
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (e)	158,000	172,474
Ross Stores, Inc.
4.600%, due 04/15/25 (e)	114,000	128,104
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28 (e)	38,665	39,734
		491,145
Consumer, Non-cyclical - 0.6%
AbbVie, Inc.
3.800%, due 03/15/25 (e)	121,000	131,864
Altria Group, Inc.
3.400%, due 05/06/30 (e)	88,000	91,936
Amgen, Inc.
3.200%, due 11/02/27 (e)	115,000	124,044
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25 (e)	68,000	75,554
AstraZeneca PLC
0.700%, due 04/08/26 (e)	81,000	77,971
BAT International Finance PLC
1.668%, due 03/25/26 (e)	142,000	139,818
Co.nstellation Brands, Inc.
3.700%, due 12/06/26 (e)	88,000	96,677
CVS Health Corp.
3.875%, due 07/20/25 (e)	234,000	258,594
1.750%, due 08/21/30 (e)	148,000	137,492
Global Payments, Inc.
2.650%, due 02/15/25 (e)	78,000	81,948
HCA, Inc.
4.125%, due 06/15/29 (e)	98,000	108,290
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (e)	67,000	75,009
PepsiCo., Inc.
2.625%, due 07/29/29 (e)	79,000	82,478
Royalty Pharma PLC
0.750%, due 09/02/23 (e)(g)	59,000	58,743
1.200%, due 09/02/25 (e)(g)	61,000	59,769
1.750%, due 09/02/27 (e)(g)	60,000	58,436
		1,658,623
Energy - 0.2%
Enterprise Products Operating LLC
2.800%, due 01/31/30 (e)	74,000	76,270
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23 (e)	67,000	70,014
MPLX LP
4.875%, due 12/01/24 (e)	70,000	78,225
2.650%, due 08/15/30 (e)	56,000	55,020
Phillips 66
0.900%, due 02/15/24 (e)	75,000	75,018
Total Capital International SA
2.434%, due 01/10/25 (e)	70,000	73,186
		427,733
Financial - 1.1%
American International Group, Inc.
3.900%, due 04/01/26 (e)	141,000	155,180
American Tower Corp.
5.000%, due 02/15/24 (e)	66,000	73,452
Assurant, Inc.
4.200%, due 09/27/23 (e)	67,000	72,373
Bank of America Corp.
4.000%, due 01/22/25 (e)	71,000	77,737
2.496%, due 02/13/31 (3 Month U.S. LIBOR + 0.990%) (e)(f)(h)	168,000	165,893
Brookfield Finance, Inc.
4.350%, due 04/15/30 (e)	151,000	169,490
Citigroup, Inc.
4.450%, due 09/29/27 (e)	76,000	85,434
Equinix, Inc.
1.800%, due 07/15/27 (e)	126,000	123,749
JPMorgan Chase & Co.
3.875%, due 09/10/24 (e)	183,000	196,665
2.522%, due 04/22/31 (SOFR Rate + 2.040%) (e)(f)(h)	338,000	336,180
Kite Realty Group LP
4.000%, due 10/01/26 (e)	94,000	97,280
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23 (e)	67,000	71,762
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (e)(f)(h)	223,000	230,344
0.985%, due 12/10/26 (SOFR Rate + 0.720%) (e)(f)(h)	148,000	144,212
Owl Rock Capital Corp.
3.750%, due 07/22/25 (e)	74,000	76,759
Realty, Inc.o.me Corp.
3.250%, due 01/15/31 (e)	168,000	176,777
Scentre Group Trust 1 / Scentre Group Trust 2
3.625%, due 01/28/26 (e)(g)	158,000	170,179
The Toronto-Dominion Bank
0.750%, due 01/06/26 (e)	148,000	144,062
Wells Fargo & Co.
2.406%, due 10/30/25 (3 Month U.S. LIBOR + 0.825%) (e)(f)(h)	216,000	225,036
XLIT Ltd.
4.450%, due 03/31/25 (e)	74,000	82,356
		2,874,920
Industrial - 0.3%
Amphenol Corp.
2.800%, due 02/15/30 (e)	93,000	95,009
Carrier Global Corp.
2.722%, due 02/15/30 (e)	188,000	189,531
FedEx Corp.
3.100%, due 08/05/29 (e)	182,000	189,924
General Electric Co.
3.450%, due 05/01/27 (e)	94,000	102,179
Raytheon Technologies Corp.
3.200%, due 03/15/24 (e)	87,000	92,852
The Boeing Co.
4.875%, due 05/01/25 (e)	76,000	84,655
		754,150
Technology - 0.2%
BroadCo.m, Inc.
4.150%, due 11/15/30 (e)	226,000	243,212
Oracle Corp.
2.950%, due 04/01/30 (e)	200,000	206,117
		449,329
Utilities - 0.3%
Alabama Power Co.
1.450%, due 09/15/30 (e)	100,000	91,334
Duke Energy Corp.
3.150%, due 08/15/27 (e)	150,000	159,748
Entergy Corp.
0.900%, due 09/15/25 (e)	100,000	97,262
FirstEnergy Corp.
4.400%, due 07/15/27 (e)	138,000	148,859
NextEra Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (e)	70,000	74,548
Sierra Pacific Power Co.
2.600%, due 05/01/26 (e)	121,000	127,601
The AES Corp.
1.375%, due 01/15/26 (e)(g)	75,000	73,174
		772,526
Total Corporate Bonds (Cost $8,489,031)		8,261,731

AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.8%	Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P	209,805	1,988,955
Voya High Yield Bond Fund - Class P	218,180	1,743,257
Voya Investment Grade Credit Fund - Class P	137,342	1,514,878
Voya Securitized Credit Fund - Class P	742,742	7,226,879
Total Affiliated Registered Investment Companies (Cost $12,384,923)		12,473,969

Total Investments at Value - 95.0% (Cost $142,368,570)		248,720,108
Other Assets in Excess of Liabilities - 5.0%		13,223,894
Net Assets - 100.0%		$261,944,002

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $359,369.
(d)	Represents less than 0.1%.
(e)	Level 2 security.
(f)	Variable rate security. The rate listed is as of March 31, 2021.
(g)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2021, the value of these investments was $12,199,768, or 4.7% of total net assets.

(h)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2021.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2021 (Unaudited)

	Reference	Pay/Receive Total Return on Reference	Financing	Maturity	Payment		Notional	Value / Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Goldman Sachs Bank, USA	Russell 1000 Growth Total Return Index	Receive	(3 MO LIBOR + 0.140%)	10/04/2021	At Maturity	19,258	$47,111,038	$7,128,291
Total Total Return Swaps								$7,128,291

LIBOR - London Interbank Offered Rate.

The average monthly notional amount of total return swaps during the three months ended March 31, 2021 was $52,095,422.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
March 31, 2021 (Unaudited)

			Notional	Value/Unrealized
FUTURES CONTRACTS	Contracts	Expiration Date	Amount	(Depreciation)
2-Year U.S. Treasury Note Future	3	06/30/2021	$624,171	$(356)
5-Year U.S. Treasury Note Future	21	06/30/2021	2,049,255	(12,673)
10-Year U.S. Treasury Note Future	2	06/21/2021	216,627	(1,723)
Ultra 10-Year U.S. Treasury Bond Future	2	06/21/2021	183,981	(3,035)
Ultra Long-Term U.S. Treasury Bond Future	3	06/21/2021	332,013	(16,600)
Total Futures Contracts			$3,406,047	$(34,387)

The average monthly notional amount of futures contracts during the three months ended March 31, 2021 was $1,273,090.

			Notional	Value/ Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
5-Year U.S. Treasury Note Future	29	06/30/2021	$2,829,917	$43,368
10-Year U.S. Treasury Note Future	32	06/21/2021	3,465,968	108,686
U.S. Treasury Long Bond Future	6	06/21/2021	811,615	33,706
Ultra 10-Year U.S. Treasury Bond Future	31	06/21/2021	2,851,649	159,539
Ultra Long-Term U.S. Treasury Bond Future	6	06/21/2021	664,020	51,456
Total Futures Contracts Sold Short			$10,623,169	$396,755

The average monthly notional amount of futures contracts sold short during the nine months ended March 31, 2021 was $10,410,990.

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Trustees of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2021:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$213,073,703	$-	$-	$213,073,703
U.S. Treasury Obligations	-	993,863	-	993,863
Agency Mortgage-Backed Obligations	-	89,247	-	89,247
Agency Mortgage-Backed Obligations
Interest-Only Strips	-	261,700	-	261,700
Non-Agency Mortgage-Backed Obligations	-	5,811,638	-	5,811,638
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	187,252	-	187,252
Asset-Backed Securities	-	3,610,772	-	3,610,772
Collateralized Loan Obligations	-	3,956,233	-	3,956,233
Corporate Bonds	-	8,261,731	-	8,261,731
Affiliated Registered Investment Companies	12,473,969	-	-	12,473,969
Total	$225,547,672	$23,172,436	$-	$248,720,108

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$396,755	$-	$-	$396,755
Unrealized appreciation on swap contracts	-	7,128,291	-	7,128,291
Total Assets	$396,755	$7,128,291	$-	$7,525,046

Liabilities
Unrealized depreciation on futures contracts	$(34,031)	$-	$-	$(34,031)
Total Liabilities	$(34,031)	$-	$-	$(34,031)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedules of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2021.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Growth Portfolio during the three months ended March 31, 2021, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio during the three months ended
March 31, 2021 and the value of such investments as of March 31, 2021 were as follows:

Counterparty	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2021	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$2,089,744	$26,674	$-	$-	$(127,463)	$1,988,955	$26,578
Voya High Yield Bond Fund - Class P	2,526,256	37,600	(800,000)	20,095	(40,694)	1,743,257	34,498
Voya Investment Grade Credit Fund - Class P	2,468,643	19,260	(850,000)	(62,475)	(60,550)	1,514,878	-
Voya Securitized Credit Fund - Class P	8,303,211	70,910	(1,200,000)	35,020	17,738	7,226,879	68,716
	$4,616,000	$154,444	$(2,850,000)	$(7,360)	$(210,969)	$12,473,969	$129,792